Partners' Capital and Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Incentive distribution level
The following table summarizes the incentive distribution levels:

					Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Per Unit Target Amount				Unitholders	General Partner Interest	Incentive Distribution Rights
Minimum Quarterly Distribution				$0.362500	98.0%	2.0%	—%
First Target Distribution	above	$0.362500	up to	$0.416875	98.0%	2.0%	—%
Second Target Distribution	above	$0.416875	up to	$0.453125	85.0%	2.0%	13.0%
Third Target Distribution	above	$0.453125	up to	$0.543750	75.0%	2.0%	23.0%
Thereafter			above	$0.543750	50.0%	2.0%	48.0%

Distributions paid
The following table shows distributions paid in 2015, 2014, 2013 and 2012:

Quarter Ended	Record Date	Payment Date	Distribution Per Unit
December 31, 2011	February 3, 2012	February 13, 2012	$0.0670	*
March 31, 2012	May 7, 2012	May 15, 2012	$0.3725
June 30, 2012	August 6, 2012	August 14, 2012	$0.3825
September 30, 2012	November 5, 2012	November 14, 2012	$0.3925
December 31, 2012	February 4, 2013	February 14, 2013	$0.4025
March 31, 2013	May 6, 2013	May 15, 2013	$0.4300
June 30, 2013	August 5, 2013	August 14, 2013	$0.4400
September 30, 2013	November 5, 2013	November 14, 2013	$0.4500
December 31, 2013	February 4, 2014	February 14, 2014	$0.4650
March 31, 2014	May 5, 2014	May 15, 2014	$0.4950
June 30, 2014	August 4, 2014	August 14, 2014	$0.5350
September 30, 2014	November 4, 2014	November 14, 2014	$0.5750
December 31, 2014	February 3, 2015	February 13, 2015	$0.6200
* Calculated as the $0.3625 minimum quarterly distribution, prorated based on the length of time during the three months ended December 31, 2011, that was subsequent to our initial public offering.

Limited partner units outstanding
Changes in our limited partner units are as follows:

	Common Units - Public	Common Units - SemGroup	Subordinated Units	Class A units
December 14, 2011 initial public offering	7,000,000	1,389,709	8,389,709	—
Balance at December 31, 2012	7,000,000	1,389,709	8,389,709	—
Private placement	2,000,000	—	—	—
Units issued to SemGroup in SemCrude Pipeline transactions	—	3,000,000	—	2,500,000
August common unit offering	4,750,000	—	—	—
Vesting of equity-based compensation awards, including equivalent distributions	9,739	—	—	—
Balance at December 31, 2013	13,759,739	4,389,709	8,389,709	2,500,000
Units issued to SemGroup in SemCrude Pipeline transaction	—	2,425,000	—	1,250,000
Vesting of equity-based compensation awards, including equivalent distributions	5,712	—	—	—
Balance at December 31, 2014	13,765,451	6,814,709	8,389,709	3,750,000